Basis of Preparation	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024
Basis of Preparation [Abstract]
Basis of preparation

Note 2. Basis of preparation

The condensed consolidated financial statements are presented in Australian Dollars, which is also the Consolidated Entity’s functional currency. Amounts are rounded to the nearest dollar, unless otherwise stated.

These condensed consolidated financial statements have been prepared in accordance with International Financial Reporting Standards and International Accounting Standards as issued by the International Accounting Standards Board (IASB) and Interpretations (collectively IFRSs).

The preparation of condensed consolidated financial statements in compliance with adopted IFRS requires the use of certain critical accounting estimates. It also requires the Consolidated Entity’s management to exercise judgment in applying the Consolidated Entity’s accounting policies. The areas where significant judgments and estimates have been made in preparing the condensed consolidated financial statements and their effect are disclosed in note 4.

Basis of measurement

The condensed consolidated financial statements have been prepared on a historical cost basis.

These general purpose condensed consolidated financial statements for the reporting periods ended 31 December 2024 and 30 June 2024 have been prepared in accordance with International Accounting Standards IAS 34 ‘Interim Financial Reporting’ as appropriate for for-profit oriented entities.

These general purpose condensed consolidated financial statements do not include all the notes of the type normally included in annual financial statements. Accordingly, where appropriate these condensed consolidated financial statements are to be read in conjunction with the annual report for the year ended 31 December 2024.

The principal accounting policies adopted are consistent with those of the previous financial year and corresponding interim reporting period, unless otherwise stated.

New standards, interpretations and amendments effective — December 2024

The Consolidated Entity has adopted all of the new or amended Accounting Standards and Interpretations issued by the International Accounting Standards Board (IASB) that are mandatory for the current reporting period.

New standards, interpretations and amendments not yet effective — December 2024

There are a number of standards, amendments to standards, and interpretations which have been issued by the IASB that are effective in future accounting periods that the Consolidated Entity has decided not to adopt early.

The following amendments to standards are applicable to the Company and effective for future reporting periods:

IFRS18 Presentation and Disclosure in Financial Statements

This standard is applicable to annual reporting periods beginning on or after 1 January 2027. The standard replaces IAS 1 Presentation of Financial Statements, with many of the original disclosure requirements retained and there will be no impact on the recognition and measurement of items in the financial statements. But the standard will affect presentation and disclosure in the financial statements, including introducing five categories in the statement of profit or loss and other comprehensive income: operating, investing, financing, income taxes and discontinued operations. The standard introduces two mandatory sub-totals in the statement: ‘Operating profit’ and ‘Profit before financing and income taxes’. There are also new disclosure requirements for ‘management-defined performance measures’, such as earnings before interest, taxes, depreciation and amortisation (‘EBITDA’) or ‘adjusted profit’. The standard provides enhanced guidance on grouping of information (aggregation and disaggregation), including whether to present this information in the primary financial statements or in the notes. The Consolidated Entity will adopt this standard from 1 July 2027. As at reporting date, the Consolidated Entity has not completed an assessment on the impact of the standard, but it is expected that there will be a material change to the layout of the statement of profit or loss and other comprehensive income.

Amendments to IAS 21 — Lack of Exchangeability

The amendments are applicable to annual reporting periods beginning on or after 1 January 2025. The Standard amends IAS 21 and IFRS 1 to require entities to apply a consistent approach to determining whether a currency is exchangeable into another currency and the spot exchange rate to use when it is not exchangeable. New disclosures are required to help users assess the impact of using an estimated exchange rate on the financial statements. The Consolidated Entity will adopt this standard from its application date and where appropriate incorporate the additional disclosures required.

These standards are not expected to have a material impact on the Consolidated Entity in the current or future reporting periods and on foreseeable future transactions. However, management will continue to assess this closer to the application date of each standard.

Other

The Consolidated Entity does not expect any other standards issued by the IASB, but not yet effective, to have a material impact on the Consolidated Entity.

(a) Principles of consolidation

The condensed consolidated financial statements incorporate the assets and liabilities of all subsidiaries of Gelteq Limited (‘Company’ or ‘Parent entity’) as at 31 December 2024 and the results of all subsidiaries for the period ended 31 December 2024 and the period ended 31 December 2023 . Gelteq Limited and its subsidiaries together are referred to in these condensed consolidated financial statements as the ‘Consolidated Entity’.

Subsidiaries are all those entities over which the Company has control. The Company controls an entity when the Company is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power to direct the activities of the entity. Subsidiaries are fully consolidated from the date on which control is transferred to the Company. They are de-consolidated from the date that control ceases.

Intercompany transactions, balances and unrealised gains on transactions between entities in the Company are eliminated. Unrealised losses are also eliminated unless the transaction provides evidence of the impairment of the asset transferred. Accounting policies of subsidiaries have been changed where necessary to ensure consistency with the policies adopted by the Company.

The acquisition of subsidiaries is accounted for using the asset acquisition method of accounting. A change in ownership interest, without the loss of control, is accounted for as an equity transaction, where the difference between the consideration transferred and the book value of the share of the non-controlling interest acquired is recognised directly in equity attributable to the parent.

Where the Company loses control over a subsidiary, it derecognises the assets including goodwill, liabilities and non-controlling interest in the subsidiary together with any cumulative translation differences recognised in equity. The Company recognises the fair value of the consideration received and the fair value of any investment retained together with any gain or loss in profit or loss.

Note 2. Basis of preparation

The principal accounting policies adopted in the preparation of the consolidated financial statements are set out in note 3. The policies have been consistently applied to all the years presented, unless otherwise stated.

The consolidated financial statements are presented in Australian Dollars, which is also the Consolidated Entity’s functional currency. Amounts are rounded to the nearest dollar, unless otherwise stated.

These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards and International Accounting Standards as issued by the International Accounting Standards Board (IASB) and Interpretations (collectively IFRSs).

The preparation of consolidated financial statements in compliance with adopted IFRS requires the use of certain critical accounting estimates. It also requires the Consolidated Entity’s management to exercise judgment in applying the Consolidated Entity’s accounting policies. The areas where significant judgments and estimates have been made in preparing the consolidated financial statements and their effect are disclosed in note 4.

Basis of measurement

The consolidated financial statements have been prepared on a historical cost basis.

The principal accounting policies adopted are consistent with those of the previous financial year and corresponding interim reporting period, unless otherwise stated.

New or amended Accounting Standards and Interpretations adopted — 2024

The Consolidated Entity has adopted all of the new or amended Accounting Standards and Interpretations issued by the International Accounting Standards Board (IASB) that are mandatory for the current reporting period. The adoption of these Accounting Standards and Interpretations did not have any material impact on the financial performance or position of the Consolidated Entity.

The adoption of these Accounting Standards and Interpretations did not have any material impact on the financial performance or position of the Consolidated Entity. The following Accounting Standards and Interpretations are most relevant to the Consolidated Entity:

•        IAS 1 and IFRS Practice Statement 2, to require entities to disclose their material accounting policy information rather than their significant accounting policies;

•        IAS 7, to clarify that information about measurement bases for financial instruments is expected to be material to an entity’s financial statements;

•        IAS 8, to clarify how entities should distinguish changes in accounting policies and changes in accounting estimates;

Any new or amended Accounting Standards or Interpretations that are not yet mandatory have not been early adopted.

New or amended Accounting Standards and Interpretations adopted — 2023

The Consolidated Entity has adopted all of the new or amended Accounting Standards and Interpretations issued by the International Accounting Standards Board (IASB) that are mandatory for the current reporting period.

New Accounting Standards and Interpretations not yet mandatory or early adopted — 2024

Australian Accounting Standards and Interpretations that have recently been issued or amended but are not yet mandatory, have not been early adopted by the Consolidated Entity for the annual reporting period ended 30 June 2024. The Consolidated Entity has not yet assessed the impact of these new or amended Accounting Standards and Interpretations.

IFRS18 Presentation and Disclosure in Financial Statements

This standard is applicable to annual reporting periods beginning on or after 1 January 2027. The standard replaces IAS 1 Presentation of Financial Statements, with many of the original disclosure requirements retained and there will be no impact on the recognition and measurement of items in the financial statements. But the standard will affect presentation and disclosure in the financial statements, including introducing five categories in the statement of profit or loss and other comprehensive income: operating, investing, financing, income taxes and discontinued operations. The standard introduces two mandatory sub-totals in the statement: ‘Operating profit’ and ‘Profit before financing and income taxes’. There are also new disclosure requirements for ‘management-defined performance measures’, such as earnings before interest, taxes, depreciation and amortisation (‘EBITDA’) or ‘adjusted profit’. The standard provides enhanced guidance on grouping of information (aggregation and disaggregation), including whether to present this information in the primary financial statements or in the notes. The Consolidated Entity will adopt this standard from 1 July 2027. As at reporting date, the Consolidated Entity has not completed an assessment on the impact of the standard, but it is expected that there will be a material change to the layout of the statement of profit or loss and other comprehensive income.

Amendments to IAS 1 — Classifications of Liabilities as Current or Non-Current

The amendments are applicable to annual reporting periods beginning on or after 1 January 2024 and early adoption is permitted. This Standard amends IAS 1 to clarify requirements for the presentation of liabilities in the statement of financial position as current or non-current. For example, the amendments clarify that a liability is classified as non-current if an entity has the right at the end of the reporting period to defer settlement of the liability for at least 12 months after the reporting period. The meaning of settlement of a liability is also clarified. The Consolidated Entity will adopt this standard from its application date and where appropriate incorporate the additional disclosures required.

Amendments to IAS 1 — Non-current Liabilities with Covenants

The amendments are applicable to annual reporting periods beginning on or after 1 January 2024 and early adoption is permitted. Amendments specifies that only covenants with which an entity must comply on or before the reporting date affect the classification of a liability as current or non-current. Covenants with which the Consolidated Entity must comply after the reporting date (i.e. future covenants) do not affect a liability’s classification at that date. However, when non-current liabilities are subject to future covenants, companies will now need to disclose information to help users understand the risk that those liabilities could become repayable within 12 months after the reporting date. The Consolidated Entity will adopt this standard from its application date and where appropriate incorporate the additional disclosures required.

Amendments to IFRS 16 — Lease Liability in a Sale and Leaseback

The amendments are applicable to annual reporting periods beginning on or after 1 January 2024 and early adoption is permitted. The Standard amends IFRS 16 Leases to add subsequent measurement requirements for sale and leaseback transactions that satisfy the requirements in IFRS 15 Revenue from Contracts with Customers to be accounted for as a sale.

IFRS 16 already requires a seller-lessee to recognise only the amount of any gain or loss that relates to the rights transferred to the buyer-lessor. The amendments ensure that a similar approach is applied by also requiring a seller-lessee to subsequently measure lease liabilities arising from a leaseback in a way that does not recognise any amount of the gain or loss related to the right of use it retains. The Consolidated Entity will adopt this standard from its application date and where appropriate incorporate the additional disclosures required.

Amendments to IAS 7 and IFRS 7 — Supplier Finance Arrangements

The amendments are applicable to annual reporting periods beginning on or after 1 January 2024. Amendments requires the disclosure of information about an entity’s supplier finance arrangements (also known as supply chain finance, payables finance or reverse factoring arrangements). The new disclosures are designed to enable users of financial statements to assess the effects of those arrangements on the entity’s liabilities and cash flows. The amendments require an entity to disclose the terms and conditions of the arrangements, the carrying amount of the liabilities that are part of the arrangements, the carrying amounts of those liabilities for which the suppliers have already received payment from the finance providers, the range of payment due dates and the effect of non-cash changes. At this time, the application of the amendments is not expected to have a material impact on the Consolidated Entity. The Consolidated Entity will adopt this standard from its application date and where appropriate incorporate the additional disclosures required.

Amendments to IAS 21 — Lack of Exchangeability

The amendments are applicable to annual reporting periods beginning on or after 1 January 2025. The Standard amends IAS 21 and IFRS 1 to require entities to apply a consistent approach to determining whether a currency is exchangeable into another currency and the spot exchange rate to use when it is not exchangeable. New disclosures are required to help users assess the impact of using an estimated exchange rate on the financial statements. The Consolidated Entity will adopt this standard from its application date and where appropriate incorporate the additional disclosures required.

New Accounting Standards and Interpretations not yet mandatory or early adopted — 2023

There are a number of standards, amendments to standards, and interpretations which have been issued by the IASB that are effective in future accounting periods that the Consolidated Entity has decided not to adopt early.

The following amendments to standards are applicable to the Company and effective for future reporting periods:

–       Disclosure of Accounting Policies (Amendments to IAS 1, IFRS Practice Statement 2 and Amendments to IAS 8), which are effective for accounting periods beginning on or after 1 January 2023;

–       Amendment to IFRS 16 — Leases on sale and leaseback, which are effective for accounting periods beginning on or after 1 January 2024;

–       Amendment to IAS 1 — Non-current liabilities with covenants which is effective for accounting periods beginning on or after 1 January 2024: and

–       Deferred Tax Related to Assets and Liabilities arising from a Single Transaction (Amendments to IAS 12), effective for accounting periods beginning on or after 1 January, 2023.

These standards, which are not yet effective, are not expected to have a material impact on the Consolidated Entity in the current or future reporting periods and on foreseeable future transactions. However, management will continue to assess this closer to the application date of each standard.